Borrowings and Derivative Liabilities (Details) - USD ($)																						1 Months Ended		3 Months Ended				12 Months Ended
		Sep. 06, 2026	Aug. 06, 2026	Aug. 05, 2026	Jul. 06, 2026	Jul. 05, 2026	Jun. 06, 2026	Jun. 05, 2026	May 06, 2026	May 05, 2026	Mar. 27, 2026	Mar. 06, 2026	Feb. 02, 2026	Jan. 27, 2026	Dec. 28, 2025		Nov. 20, 2025	Sep. 21, 2025	Dec. 29, 2024	Sep. 16, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Mar. 29, 2026		Mar. 30, 2025	Mar. 29, 2025	Dec. 28, 2025		Dec. 28, 2025		Dec. 29, 2024	Apr. 23, 2026	Apr. 21, 2026	Apr. 08, 2026	Mar. 05, 2026	Jan. 29, 2026	Dec. 19, 2025	Sep. 24, 2025	Jul. 31, 2025	Jul. 10, 2025	Apr. 30, 2025
Borrowings and Derivative Liabilities [Line Items]
Advance amount																														$ 20,000,000		$ 81,725,000
Bear interest															7.00%					7.00%								7.00%		7.00%									7.00%
Discount rate percent														10.00%
Convertible shares (in Shares)														540.5405
Principal amount														$ 1,000,000	$ 1,000					$ 1,000				$ 3,300,000				$ 1,000		$ 1,000
Commitment amount														25,000,000
Total fees														400,000
Cash portion of commitment fee														50,000.00
Shares of common stock (in Shares)															111,334,959				73,784,645					120,347,463				111,334,959		111,334,959		73,784,645
Fair value														300,000
Borrowing gross amount														1,900,000
Received net proceeds														$ 1,710,000
Description of financial instruments														The Company elected the fair value option under ASC 825, Financial Instruments, for the $1.9 Million Note. Accordingly, the $1.9 Million Note is recorded at fair value upon issuance and are subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in “non-operating Other non-operating income, net” in the Company’s unaudited condensed consolidated statements of operations and comprehensive income. As a result of this election, the original issue discount, transaction costs, and embedded conversion features are not separately accounted for and are instead reflected in the fair value of $1.9 Million Note. The $1.9 Million Note is classified as a Level 3 liability within the fair value hierarchy established by ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs in the valuation. Refer to Note 5 – Fair Value Measurements for a description of the inputs and assumptions used in the valuation of the $1.9 Million Note.
Fair value inputs and assumptions amount														$ 1,900,000
Fair value initial amount														1,900,000										$ 1,900,000
Fair value measurement amount														1,700,000										1,500,000
Change in fair value																								1,900,000
Received net proceeds												$ 9,000,000
Prepayment installment amount																								5,000,000
Premium paid amount																								$ 37,500.0000
Percentage of volume weighted average price																								95.00%
Percentage of premium of principal amount																								3.00%
Percentage of acquisition membership interest															100.00%													100.00%		100.00%									100.00%
Interest expense																								$ 100,000
Loan with principal balance																								$ 7,000,000
Interest rate on prime plus																								2.75%
Senior notes issued															$ 80,000,000			$ 22,000,000										$ 80,000,000		$ 80,000,000
Loans Payable															$ 3,500,000						$ 18,000,000	$ 18,000,000						$ 3,500,000		3,500,000
Gain on troubled debt	[1]																															$ 22,337,000
Proceeds from related party																								$ 10,000,000
Derivative liability																		$ 15,400,000
Capitalized coupon interest																														10,800,000
Interest costs contingent capitalized																								2,000,000						2,200,000
Debt discount and issuance costs																										$ 300,000
Related party interest expense																								500,000
Amortization expense related party																								500,000						$ 500,000
Coupon interest rate															12.00%		12.00%											12.00%		12.00%										12.00%
Received additional deposits																								$ 1,300,000
Rate of senior unsecured convertible notes																				7.00%
Rate of senior notes issued																				7.00%										7.00%
Rate of holders senior notes																		7.00%		7.00%
Rate of senior notes due payable																				7.00%
Conversion rate																				7.00%
Common stock issued (in Shares)																				467.8363
Rate of senior notes convertible into shares																				7.00%
Received cash proceeds																																13,000,000
Debt discount															$ 66,800,000				$ 10,900,000									$ 66,800,000		$ 66,800,000		10,900,000
Conversion shares (in Shares)																								600,000						8.6
Conversion of amount															1,600,000															$ 14,700,000
Percentage of repurchase of shares																								7.00%
Percentage of principal amount outstanding																								7.00%
Accrued interest payable																								$ 500
Percentage of exchanged notes																								7.00%
Fair value warrants																							$ 6,600,000	$ (615,000)		1,092,000				$ 2,800,000		(2,921,000)
Issued warrants (in Shares)																														4,936,483
Other expense																																1,396,000
Indebtedness amount															37,200,000													37,200,000		$ 37,200,000
Revolving loan balance															11,700,000													11,700,000		11,700,000
Revolving loan balance																														3,900,000
Secured credit facility balance																														13,100,000
Interest payable															6,301,000	[2]			3,900,000					4,093,000	[2]			6,301,000	[2]	6,301,000	[2]	3,900,000
Interest of credit facility																																1,000,000
Debt Issuance Costs, Net																		$ 1,400,000
Recognized interest expense																														200,000		500,000
Revolving loan outstanding															1,500,000													1,500,000		1,500,000
Standby Equity Purchase Agreement and $1.9 Million Note [Member]
Borrowings and Derivative Liabilities [Line Items]
Advance amount														$ 20,000,000
Standby Equity Purchase Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)														175,000
Interest rate																																				10.00%
1.9 Million Note [Member]
Borrowings and Derivative Liabilities [Line Items]
Borrowing gross amount														$ 1,900,000
Promissory Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Advance amount														$ 1,900,000
Purchase Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Notes issued												10,000,000
Yorkville Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Notes issued												1,900,000
March 2026 Bridge Note [Member]
Borrowings and Derivative Liabilities [Line Items]
Repaid principal amount																								$ 60,000.00
March 2026 Bridge Note [Member] | Forecast [Member]
Borrowings and Derivative Liabilities [Line Items]
Repaid principal amount		$ 2,000,000	$ 2,000,000	$ 1,250,000	$ 2,000,000	$ 1,250,000	$ 2,000,000	$ 1,250,000	$ 2,000,000	$ 1,250,000
YA II PN, LTD [Member]
Borrowings and Derivative Liabilities [Line Items]
Conversion price, per share (in Dollars per share)																								$ 1.64
Seller Note – related party [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																								$ 400,000
Loan With Related Party [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																								100,000
Loan with principal balance																								1,500,000
Cobalt Loan [Member]
Borrowings and Derivative Liabilities [Line Items]
Loan amount																								3,000,000
12% Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Notes issued																					$ 10,000,000
Interest rate																					3.00%	3.00%																				0.50%
Senior notes issued																					$ 46,000,000	$ 46,000,000
Cash proceeds																			28,000,000		$ 28,000,000	28,000,000		$ 28,000,000
Gain on troubled debt																						$ 500,000
Interest rate																					45.00%	45.00%		45.00%														0.50%
Maturity date																					Jul. 01, 2029
Derivative liability																					$ 28,700,000	$ 28,700,000
Coupon interest amount																					18,000,000	18,000,000		$ 18,000,000
Effective interest rate amount																						18,000,000		18,000,000
Exchange of debt																			11,200,000		18,000,000	18,000,000										11,200,000
Capitalized coupon interest																								7,500,000						8,600,000
Amortization of debt discount costs																			$ 17,500,000			900,000
Fair value warrants																						1,400,000
July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount																					$ 1,000	$ 1,000
Conversion price, per share (in Dollars per share)																					$ 1,000	$ 1,000
Interest expense																								1,300,000		1,100,000
Gain on troubled debt																														18,000,000
Conversion shares of common stock (in Shares)																					595.2381
Capitalized coupon interest																								9,600,000						10,800,000		$ 13,600,000
Amortization expense related party																								300,000						200,000
July 2025 Note – related party [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount															$ 1,000,000													$ 1,000,000		$ 1,000,000
Interest rate															62.00%													62.00%		62.00%
Interest expense																								150,000
Debt discount and issuance costs																								100,000
Interest expense																												$ 400,000
Coupon interest expense																												300,000
Debt discount and issuance costs																												$ 100,000
July 2025 Note [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate															71.00%		71.00%											71.00%		71.00%
Derivative liability															$ 3,700,000													$ 3,700,000		$ 3,700,000
November 2025 Note – related party [Member]
Borrowings and Derivative Liabilities [Line Items]
Debt discount and issuance costs																								$ 100,000
January 2026 Note – related party [Member]
Borrowings and Derivative Liabilities [Line Items]
Bear interest																								12.00%
Principal amount																								$ 1,000
Shares of common stock (in Shares)																								540.5405
Interest expense																								$ 100,000
Interest rate																								61.00%
Debt discount and issuance costs																								$ 100,000
Received deposit																								2,000,000
Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued															$ 750,000									750,000				750,000		750,000
September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount																								1,000,000
Interest expense																								5,900,000						5,000,000
Senior notes issued																								80,000,000
Debt discount and issuance costs																								4,800,000						3,600,000
Debt amount																														$ 2,800,000
Conversion shares (in Shares)																											1,600,000			8,600,000
Conversion of amount																											$ 14,700,000
Second Tranche [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate																			64.00%													64.00%
September 2025 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																								$ 600,000
Senior notes issued																		$ 22,000,000
Interest rate																		67.00%						78.00%
Derivative liability																		$ 15,400,000
Debt discount and issuance costs																								$ 200,000
Rate of holders senior notes																		7.00%
Debt discount																		$ 3,600,000
Aggregate principal amount																								$ 21,250,000
Interest expense																												700,000
Coupon interest expense																												400,000
Debt discount and issuance costs																												$ 300,000
Debt in CS Solis [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest payable																			$ 700,000													$ 700,000
Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Common stock issued (in Shares)																								4,560,000						4,010,000		2,918,837
Aggregate number of shares (in Shares)
Common Stock [Member] | July 2025 Note – related party [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)															558.6592													558.6592		558.6592
Common Stock [Member] | Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bear interest																				7.00%
Subsequent Event [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate																																					12.00%
Revised principal amount																																	$ 7,000,000
Loan with principal balance																																	$ 7,000,000
Interest rate																																		10.00%
Subsequent Event [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)																																			6,700,000
Subsequent Event [Member] | Common Stock [Member] | Forecast [Member]
Borrowings and Derivative Liabilities [Line Items]
Common stock issued (in Shares)													1.8
March 2026 Bridge Note [Member]
Borrowings and Derivative Liabilities [Line Items]
Fair value initial amount												9,000,000
Fair value measurement amount												$ 9,500,000
July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																												$ 3,000,000				$ 4,600,000
Coupon interest expense																												2,200,000				2,800,000
Debt discount and issuance costs																												800,000				1,800,000
Related party amortization expense																												700,000				1,100,000
July 2024 Notes [Member] | 12% Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest rate																					12.00%	12.00%
Exchange of debt
November 2025 Note [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount															$ 1,000,000		$ 1,000											1,000,000		$ 1,000,000
Interest expense																												100,000
Debt discount and issuance costs																												100,000
Derivative liability [Member] | 12% Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Derivative liability															1,500,000		1,500,000											1,500,000		1,500,000
September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued															66,800,000									$ 66,800,000				66,800,000		66,800,000
Rate of senior notes issued																								7.00%
Received cash proceeds																								$ 13,000,000						13,000,000
Interest expense																												19,600,000				5,400,000
Coupon interest expense																												5,500,000				1,400,000
Debt discount and issuance costs																												14,100,000				4,000,000
Related party amortization expense																												1,800,000				500,000
September 2024 Notes [Member] | Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Received cash proceeds																								66,800,000						66,800,000
Seller Note [Member]
Borrowings and Derivative Liabilities [Line Items]
Recognized interest expense																														400,000
Coupon Interest [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																								800,000
Debt discount and issuance costs																								500,000
Coupon Interest [Member] | September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																								1,100,000						1,400,000
Coupon Interest [Member] | September 2025 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																								400,000
Note payable to Seller – related party [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount															$ 20,000,000													$ 20,000,000		$ 20,000,000									$ 20,000,000
Loans With Related Party [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																										$ 100,000
Annual interest rate															7.75%													7.75%		7.75%
Interest expense																																200,000
Related Party [Member]
Borrowings and Derivative Liabilities [Line Items]
Loans Payable															$ 1,500,000				1,500,000									$ 1,500,000		$ 1,500,000		1,500,000
Derivative liability																			$ 3,000,000													3,000,000
Interest expense																																200,000
Related Party [Member] | 12% Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued																					18,000,000	18,000,000		18,000,000
Exchange of debt																					$ 18,000,000	$ 18,000,000
Related Party [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized																												1,500,000				1,700,000
Related Party [Member] | September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued															3,000,000													3,000,000		3,000,000
Interest expense recognized																								200,000				600,000		100,000		$ 200,000
Carlyle [Member]
Borrowings and Derivative Liabilities [Line Items]
Fair value warrants																							$ 7,300,000
Expense																														700,000
Carlyle [Member] | 12% Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued																																									$ 5,000,000
Carlyle [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount															10,000,000													10,000,000		10,000,000
Rodgers Revocable Trust [Member]
Borrowings and Derivative Liabilities [Line Items]
Note received																	$ 2,000,000
Received additional deposits											$ 5,000,000
Massey Charitable Trust [Member]
Borrowings and Derivative Liabilities [Line Items]
Cash proceeds																								66,800,000						66,800,000
Derivative liability															24,700,000													24,700,000		24,700,000
Massey Charitable Trust [Member] | Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued															4,000,000									4,000,000				4,000,000		4,000,000
Cash proceeds																								$ 4,000,000						4,000,000
Derivative liability															$ 91,500,000													$ 91,500,000		$ 91,500,000
Kline Hill [Member]
Borrowings and Derivative Liabilities [Line Items]
Annual interest rate															4.50%													4.50%		4.50%
Kline Hill [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount															$ 8,000,000													$ 8,000,000		$ 8,000,000
Exchange Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Other expense																														$ 7,300,000
Exchange Agreement [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Aggregate number of shares (in Shares)																								18,800,000
Previously Reported [Member] | September 2025 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Debt discount																		$ 2,200,000
Minimum [Member]
Borrowings and Derivative Liabilities [Line Items]
Bear interest												0.00%		0.00%
Annual interest rate																								4.50%
Maximum [Member]
Borrowings and Derivative Liabilities [Line Items]
Bear interest												18.00%		18.00%
Annual interest rate																								7.75%
Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)															626.9592		626.9592											626.9592		626.9592
Common stock issued (in Shares)																				584.7953
Common Stock [Member] | Kline Hill [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)															1,500,000													1,500,000		1,500,000

[1]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 10 – Borrowings and Derivative Liabilities for details.
[2]	Includes accrued interest due to related parties of $2.2 million and $2.6 million as of March 29, 2026 and December 28, 2025, respectively.